Investment Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investment Securities
Schedule of available for sale debt securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2024
U.S. GSE debt securities	$12,000,000	$0	$1,036,485	$10,963,515
U.S. Government securities	27,579,709	0	824,566	26,755,143
Taxable Municipal securities	300,000	0	52,255	247,745
Tax-exempt Municipal securities	10,772,633	79,789	614,169	10,238,253
Agency MBS	119,522,274	130,900	17,396,937	102,256,237
ABS and OAS	2,098,461	0	140,696	1,957,765
CMO	6,899,002	0	93,467	6,805,535
Other investments	496,000	0	22,773	473,227
Total	$179,668,079	$210,689	$20,181,348	$159,697,420

December 31, 2023
U.S. GSE debt securities	$12,000,000	$0	$1,172,426	$10,827,574
U.S. Government securities	41,207,049	0	1,943,800	39,263,249
Taxable Municipal securities	300,000	0	53,035	246,965
Tax-exempt Municipal securities	10,832,494	158,982	517,691	10,473,785
Agency MBS	132,043,238	321,880	16,502,319	115,862,799
ABS and OAS	2,533,872	0	186,251	2,347,621
CMO	10,963,942	0	226,346	10,737,596
Other investments	992,000	0	45,570	946,430
Total	$210,872,595	$480,862	$20,647,438	$190,706,019

Schedule of investments pledged for collateral
	Amortized	Fair
	Cost	Value

December 31, 2024	$61,463,021	$52,603,659
December 31, 2023	59,300,089	52,107,148
	Amortized	Fair
	Cost	Value

December 31, 2024	$58,548,143	$52,695,867
December 31, 2023	49,232,069	43,795,542
	Amortized	Fair
	Cost	Value
December 31, 2024
Due in one year or less	$20,265,651	$20,002,880
Due from one to five years	26,774,356	25,165,820
Due from five to ten years	1,300,000	1,070,473
Due after ten years	11,805,798	11,202,010
Agency MBS	119,522,274	102,256,237
Total	$179,668,079	$159,697,420

Schedule of unrealized loss
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2024
U.S. GSE debt securities	$0	$0	$10,963,515	$1,036,485	11	$10,963,515	$1,036,485
U.S. Government securities	0	0	26,755,143	824,566	41	26,755,143	824,566
Taxable Municipal securities	0	0	247,745	52,255	1	247,745	52,255
Tax-exempt Municipal securities	3,043,981	37,705	3,945,428	576,464	15	6,989,409	614,169
Agency MBS	2,480,313	27,200	91,208,171	17,369,737	118	93,688,484	17,396,937
ABS and OAS	0	0	1,957,765	140,696	4	1,957,765	140,696
CMO	0	0	6,805,535	93,467	7	6,805,535	93,467
Other investments	0	0	473,227	22,773	2	473,227	22,773
Total	$5,524,294	$64,905	$142,356,529	$20,116,443	199	$147,880,823	$20,181,348
December 31, 2023
U.S. GSE debt securities	$0	$0	$10,827,574	$1,172,426	11	$10,827,574	$1,172,426
U.S. Government securities	0	0	39,263,249	1,943,800	54	39,263,249	1,943,800
Taxable Municipal securities	0	0	246,965	53,035	1	246,965	53,035
Tax-exempt Municipal securities	529,571	9,468	4,058,155	508,223	10	4,587,726	517,691
Agency MBS	1,328,433	9,218	103,000,706	16,493,101	119	104,329,139	16,502,319
ABS and OAS	0	0	2,347,621	186,251	4	2,347,621	186,251
CMO	3,309,165	18,554	7,428,431	207,792	10	10,737,596	226,346
Other investments	0	0	946,430	45,570	4	946,430	45,570
Total	$5,167,169	$37,240	$168,119,131	$20,610,198	213	$173,286,300	$20,647,438